S000084920 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	91 Months Ended		120 Months Ended	226 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025 [3]	Dec. 31, 2025	[3],[4]
S&P UBS Leveraged Loan Index (previously known as the Credit Suisse Leveraged Loan Index) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.96%	6.38%	5.46%	[2]
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30% [3]	(0.36%) [3]	2.04%	[1],[2]	2.01%	3.14%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.67%	6.88%	5.94%	[2]
Performance Inception Date				May 31, 2018
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.21%	4.14%	4.14%	[2]
Performance Inception Date				May 31, 2018
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.88%	4.09%	3.84%	[2]
Performance Inception Date				May 31, 2018

[1]	Index returns shown are net of withholding taxes.
[2]	Inception for Institutional Shares is May 31, 2018.
[3]	Index returns shown are net of withholding taxes.
[4]	Inception for the Institutional Shares is February 28, 2007.